Cash and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Restricted Cash [abstract]
Schedule of Cash and Restricted Cash

	December 31,	December 31,
	2025	2024
Cash on hand	$11,639	6,641
Bank Deposits	7,482,236	4,504,736
Total cash in the consolidated statement of financial position	7,493,875	4,511,377
Contractually restricted cash	1,860,930	4,210,381
Total cash and restricted cash in the consolidated statement of cash flows	$9,354,805	8,721,758